Business Segments, Geographic and Customer Information - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 27, 2014 Segment	Dec. 31, 2013 Segment	Dec. 31, 2013 Sales Revenue, Net	Dec. 31, 2012 Sales Revenue, Net	Dec. 31, 2011 Sales Revenue, Net	Dec. 31, 2013 Accounts Receivable Maximum	Dec. 31, 2012 Accounts Receivable Maximum
Segment Reporting Information [Line Items]
Number of reportable segments	4	4
Concentration Risk, Percentage			7.00%	6.00%	7.00%	0.00%	0.00%